Income Taxes, Net Operating Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
State
Operating Loss Carryforwards
State NOL carryforwards	1,439.4
Deferred tax asset for State NOL carryforwards	59.4
State | Minimum
Operating Loss Carryforwards
Expiration of NOL carryforwards	Dec. 31, 2015
State | Maximum
Operating Loss Carryforwards
Expiration of NOL carryforwards	Dec. 31, 2034
Federal
Operating Loss Carryforwards
Deferred tax asset for Federal NOL carryforward	13.5
Federal | Minimum
Operating Loss Carryforwards
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Operating Loss Carryforwards
Expiration of NOL carryforwards	Dec. 31, 2034